Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2015
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	2014	2015

Pre-delivery yard installments and fair value adjustment (Note 1)	$408,870	$65,009
Bareboat capital leases - upfront hire & handling fees	31,467	54,428
Capitalized interest and finance costs	10,654	6,301
Other capitalized costs (Note 3)	3,542	2,172
Advances for secondhand vessels	79	-
Total	$454,612	$127,910